NON-WHOLLY OWNED SUBSIDIARIES - Summarized Cash Flow Activities (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		$ 2,143	$ 1,362	$ 1,481
Cash Flow Activities, Investing		(11,372)	(5,564)	(5,721)
Cash Flow Activities, Financing		9,542	4,418	3,814
Disposal of investments in associates and joint ventures		135	1,289	0
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		2,110	1,245	1,364
Cash Flow Activities, Investing		(11,125)	(5,486)	(5,621)
Cash Flow Activities, Financing		9,337	4,451	3,840
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		271	226	220
Cash Flow Activities, Investing		(416)	(413)	(343)
Cash Flow Activities, Financing		147	179	129
Australian regulated terminal operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		91	85	96
Cash Flow Activities, Investing		(23)	(21)	(9)
Cash Flow Activities, Financing		(55)	(63)	(87)
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		26	11	7
Cash Flow Activities, Investing		(24)	(26)	(22)
Cash Flow Activities, Financing		(4)	0	26
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		839	868	819
Cash Flow Activities, Investing		(21)	(26)	83
Cash Flow Activities, Financing		(702)	(792)	(839)
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		72	94
Cash Flow Activities, Investing		(38)	(217)
Cash Flow Activities, Financing		(73)	205
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		22	0
Cash Flow Activities, Investing		(4)	0
Cash Flow Activities, Financing		(6)	0
North American rail operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		0	0
Cash Flow Activities, Investing		(6,460)	0
Cash Flow Activities, Financing		6,578	0
U.K. ports operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		27	27	46
Cash Flow Activities, Investing		(43)	(17)	(40)
Cash Flow Activities, Financing		9	(8)	(10)
Australian port operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		52	42	37
Cash Flow Activities, Investing		(45)	(68)	(39)
Cash Flow Activities, Financing		(10)	22	12
Chilean toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		62	74	56
Cash Flow Activities, Investing		(2)	(1)	(5)
Cash Flow Activities, Financing		(55)	(82)	(88)
Peruvian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		47	91	46
Cash Flow Activities, Investing		(39)	(33)	(67)
Cash Flow Activities, Financing		0	0	0
Indian toll roads
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		7	18	30
Cash Flow Activities, Investing		(9)	(184)	(7)
Cash Flow Activities, Financing		(29)	209	(22)
North American gas storage operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		83	0	55
Cash Flow Activities, Investing		(10)	(8)	(9)
Cash Flow Activities, Financing		(63)	7	(76)
Canadian district energy operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		53	39	26
Cash Flow Activities, Investing		(68)	(42)	(82)
Cash Flow Activities, Financing		14	(45)	102
U.S. district energy operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		22	24	24
Cash Flow Activities, Investing		(29)	(16)	8
Cash Flow Activities, Financing		2	(18)	(28)
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		92	48
Cash Flow Activities, Investing		(1,396)	(1,923)
Cash Flow Activities, Financing		1,339	1,910
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		128	16
Cash Flow Activities, Investing		(228)	(2,182)
Cash Flow Activities, Financing		87	2,188
Indian natural gas operations
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		208	0
Cash Flow Activities, Investing		(1,950)	0
Cash Flow Activities, Financing		1,746	0
U.S. data center operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		51	(1)
Cash Flow Activities, Investing		(6)	(1,103)
Cash Flow Activities, Financing		(35)	1,118
Australian Data Center Operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		0	0
Cash Flow Activities, Investing		(277)	0
Cash Flow Activities, Financing		286	0
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		3	0
Cash Flow Activities, Investing		(280)	0
Cash Flow Activities, Financing		289	0
Holding LP and other
Disclosure of subsidiaries [line items]
Cash Flow Activities, Operating		(46)	(417)	(98)
Cash Flow Activities, Investing		243	794	(5,089)
Cash Flow Activities, Financing		$ (128)	$ (379)	$ 4,721
Classification of assets as held for sale | Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Ownership and voting Interest	17.00%
Disposal of investments in associates and joint ventures	$ 90